Business Combination - Schedule of Allocation of the Purchase Price to the Identifiable Assets Acquired and Liabilities (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Allocation of the Purchase Price to the Identifiable Assets Acquired and Liabilities [Abstract]
Cash and cash equivalents	$ 120
Other receivables	5
Technology	7,320
Trade payables	(25)
Related party payable	(79)
Net identifiable assets and liabilities acquired	7,341
Non-controlling interest	(3,840)
Goodwill	3,000
Total consideration transferred	$ 6,501